Distribution Date:	11/17/23	BBCMS Mortgage Trust 2022-C18
Determination Date:	11/13/23
Next Distribution Date:	12/15/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2022-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Attention: Daniel Vinson	daniel.vinson@barclays.com;
				SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	13-14		Association
			Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	15-16			AskMidland@midlandls.com
Principal Prepayment Detail	17		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Historical Detail	18	Special Servicer	Rialto Capital Advisors, LLC
Delinquency Loan Detail	19		Attention: Liat Heller	liat.heller@rialtocapital.com
Collateral Stratification and Historical Detail	20		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
Specially Serviced Loan Detail - Part 2	22		Attention: BBCMS 2022-C18 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Modified Loan Detail	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	24	Trustee	Computershare Trust Company, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Interest Shortfall Detail - Collateral Level	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	054975AA5	5.877000%	10,600,000.00	9,106,832.95	140,448.57	44,600.71	0.00	0.00	185,049.28	8,966,384.38	30.06%	30.00%
A-2	054975AB3	5.495000%	73,000,000.00	73,000,000.00	0.00	334,279.17	0.00	0.00	334,279.17	73,000,000.00	30.06%	30.00%
A-3	054975AC1	5.998000%	42,100,000.00	42,100,000.00	0.00	210,429.83	0.00	0.00	210,429.83	42,100,000.00	30.06%	30.00%
A-4	054975AD9	5.439000%	175,000,000.00	175,000,000.00	0.00	793,187.50	0.00	0.00	793,187.50	175,000,000.00	30.06%	30.00%
A-5	054975AE7	5.710000%	248,200,000.00	248,200,000.00	0.00	1,181,018.33	0.00	0.00	1,181,018.33	248,200,000.00	30.06%	30.00%
A-SB	054975AF4	5.949000%	16,826,000.00	16,826,000.00	0.00	83,414.90	0.00	0.00	83,414.90	16,826,000.00	30.06%	30.00%
A-S	054975AJ6	6.347752%	70,715,000.00	70,715,000.00	0.00	374,067.73	0.00	0.00	374,067.73	70,715,000.00	21.29%	21.25%
B	054975AK3	6.347752%	34,348,000.00	34,348,000.00	0.00	181,693.82	0.00	0.00	181,693.82	34,348,000.00	17.03%	17.00%
C	054975AL1	6.347752%	38,389,000.00	38,389,000.00	0.00	203,069.87	0.00	0.00	203,069.87	38,389,000.00	12.27%	12.25%
D	054975AP2	4.000000%	20,204,000.00	20,204,000.00	0.00	67,346.67	0.00	0.00	67,346.67	20,204,000.00	9.77%	9.75%
E-RR	054975AR8	6.347752%	19,194,000.00	19,194,000.00	0.00	101,532.29	0.00	0.00	101,532.29	19,194,000.00	7.39%	7.38%
F-RR	054975AT4	6.347752%	11,113,000.00	11,113,000.00	0.00	58,785.47	0.00	0.00	58,785.47	11,113,000.00	6.01%	6.00%
G-RR	054975AV9	6.347752%	10,102,000.00	10,102,000.00	0.00	53,437.49	0.00	0.00	53,437.49	10,102,000.00	4.76%	4.75%
H-RR	054975AX5	6.347752%	9,092,000.00	9,092,000.00	0.00	48,094.80	0.00	0.00	48,094.80	9,092,000.00	3.63%	3.63%
J-RR*	054975AZ0	6.347752%	29,297,236.00	29,297,236.00	0.00	154,976.32	0.00	0.00	154,976.32	29,297,236.00	0.00%	0.00%
R	054975BB2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			808,180,236.00	806,687,068.95	140,448.57	3,889,934.90	0.00	0.00	4,030,383.47	806,546,620.38

X-A	054975AG2	0.638310%	636,441,000.00	634,947,832.95	0.00	337,744.61	0.00	0.00	337,744.61	634,807,384.38
X-D	054975AM9	2.347752%	20,204,000.00	20,204,000.00	0.00	39,528.32	0.00	0.00	39,528.32	20,204,000.00
Notional SubTotal			656,645,000.00	655,151,832.95	0.00	377,272.93	0.00	0.00	377,272.93	655,011,384.38

Deal Distribution Total					140,448.57	4,267,207.83	0.00	0.00	4,407,656.40

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	054975AA5	859.13518396	13.24986509	4.20761415	0.00000000	0.00000000	0.00000000	0.00000000	17.45747925	845.88531887
A-2	054975AB3	1,000.00000000	0.00000000	4.57916671	0.00000000	0.00000000	0.00000000	0.00000000	4.57916671	1,000.00000000
A-3	054975AC1	1,000.00000000	0.00000000	4.99833325	0.00000000	0.00000000	0.00000000	0.00000000	4.99833325	1,000.00000000
A-4	054975AD9	1,000.00000000	0.00000000	4.53250000	0.00000000	0.00000000	0.00000000	0.00000000	4.53250000	1,000.00000000
A-5	054975AE7	1,000.00000000	0.00000000	4.75833332	0.00000000	0.00000000	0.00000000	0.00000000	4.75833332	1,000.00000000
A-SB	054975AF4	1,000.00000000	0.00000000	4.95750030	0.00000000	0.00000000	0.00000000	0.00000000	4.95750030	1,000.00000000
A-S	054975AJ6	1,000.00000000	0.00000000	5.28979325	0.00000000	0.00000000	0.00000000	0.00000000	5.28979325	1,000.00000000
B	054975AK3	1,000.00000000	0.00000000	5.28979329	0.00000000	0.00000000	0.00000000	0.00000000	5.28979329	1,000.00000000
C	054975AL1	1,000.00000000	0.00000000	5.28979317	0.00000000	0.00000000	0.00000000	0.00000000	5.28979317	1,000.00000000
D	054975AP2	1,000.00000000	0.00000000	3.33333350	0.00000000	0.00000000	0.00000000	0.00000000	3.33333350	1,000.00000000
E-RR	054975AR8	1,000.00000000	0.00000000	5.28979316	0.00000000	0.00000000	0.00000000	0.00000000	5.28979316	1,000.00000000
F-RR	054975AT4	1,000.00000000	0.00000000	5.28979304	0.00000000	0.00000000	0.00000000	0.00000000	5.28979304	1,000.00000000
G-RR	054975AV9	1,000.00000000	0.00000000	5.28979311	0.00000000	0.00000000	0.00000000	0.00000000	5.28979311	1,000.00000000
H-RR	054975AX5	1,000.00000000	0.00000000	5.28979322	0.00000000	0.00000000	0.00000000	0.00000000	5.28979322	1,000.00000000
J-RR	054975AZ0	1,000.00000000	0.00000000	5.28979321	0.00000000	0.05329854	0.00000000	0.00000000	5.28979321	1,000.00000000
R	054975BB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	054975AG2	997.65387986	0.00000000	0.53067701	0.00000000	0.00000000	0.00000000	0.00000000	0.53067701	997.43320179
X-D	054975AM9	1,000.00000000	0.00000000	1.95646011	0.00000000	0.00000000	0.00000000	0.00000000	1.95646011	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/23 - 10/30/23	30	0.00	44,600.71	0.00	44,600.71	0.00	0.00	0.00	44,600.71	0.00
A-2	10/01/23 - 10/30/23	30	0.00	334,279.17	0.00	334,279.17	0.00	0.00	0.00	334,279.17	0.00
A-3	10/01/23 - 10/30/23	30	0.00	210,429.83	0.00	210,429.83	0.00	0.00	0.00	210,429.83	0.00
A-4	10/01/23 - 10/30/23	30	0.00	793,187.50	0.00	793,187.50	0.00	0.00	0.00	793,187.50	0.00
A-5	10/01/23 - 10/30/23	30	0.00	1,181,018.33	0.00	1,181,018.33	0.00	0.00	0.00	1,181,018.33	0.00
A-SB	10/01/23 - 10/30/23	30	0.00	83,414.90	0.00	83,414.90	0.00	0.00	0.00	83,414.90	0.00
X-A	10/01/23 - 10/30/23	30	0.00	337,744.61	0.00	337,744.61	0.00	0.00	0.00	337,744.61	0.00
X-D	10/01/23 - 10/30/23	30	0.00	39,528.32	0.00	39,528.32	0.00	0.00	0.00	39,528.32	0.00
A-S	10/01/23 - 10/30/23	30	0.00	374,067.73	0.00	374,067.73	0.00	0.00	0.00	374,067.73	0.00
B	10/01/23 - 10/30/23	30	0.00	181,693.82	0.00	181,693.82	0.00	0.00	0.00	181,693.82	0.00
C	10/01/23 - 10/30/23	30	0.00	203,069.87	0.00	203,069.87	0.00	0.00	0.00	203,069.87	0.00
D	10/01/23 - 10/30/23	30	0.00	67,346.67	0.00	67,346.67	0.00	0.00	0.00	67,346.67	0.00
E-RR	10/01/23 - 10/30/23	30	0.00	101,532.29	0.00	101,532.29	0.00	0.00	0.00	101,532.29	0.00
F-RR	10/01/23 - 10/30/23	30	0.00	58,785.47	0.00	58,785.47	0.00	0.00	0.00	58,785.47	0.00
G-RR	10/01/23 - 10/30/23	30	0.00	53,437.49	0.00	53,437.49	0.00	0.00	0.00	53,437.49	0.00
H-RR	10/01/23 - 10/30/23	30	0.00	48,094.80	0.00	48,094.80	0.00	0.00	0.00	48,094.80	0.00
J-RR	10/01/23 - 10/30/23	30	1,553.29	154,976.32	0.00	154,976.32	0.00	0.00	0.00	154,976.32	1,561.50
Totals			1,553.29	4,267,207.83	0.00	4,267,207.83	0.00	0.00	0.00	4,267,207.83	1,561.50

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,407,656.40
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,278,555.36	Master Servicing Fee	2,853.52
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,613.37
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	346.98
ARD Interest	0.00	Operating Advisor Fee	1,318.51
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	215.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,278,555.36	Total Fees	11,347.50

Principal		Expenses/Reimbursements
Scheduled Principal	140,448.57	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	140,448.57	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,267,207.83
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	140,448.57
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,407,656.40
Total Funds Collected	4,419,003.93	Total Funds Distributed	4,419,003.90

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	806,687,069.40	806,687,069.40	Beginning Certificate Balance	806,687,068.95
(-) Scheduled Principal Collections	140,448.57	140,448.57	(-) Principal Distributions	140,448.57
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	806,546,620.83	806,546,620.83	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	806,748,237.41	806,748,237.41	Ending Certificate Balance	806,546,620.38
Ending Actual Collateral Balance	806,605,006.76	806,605,006.76

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.45)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.45)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	10	32,817,127.24	4.07%	107	6.4274	1.780062	1.39 or less	16	269,886,476.28	33.46%	108	6.8952	1.252817
5,000,000 to 9,999,999	12	83,027,043.11	10.29%	98	6.0906	1.783715	1.40 to 1.69	13	130,219,925.72	16.15%	100	5.9074	1.510678
10,000,000 to 19,999,999	15	188,155,382.84	23.33%	104	6.1690	1.482032	1.70 to 1.79	5	72,125,421.12	8.94%	105	5.9467	1.739866
20,000,000 to 29,999,999	8	197,547,067.64	24.49%	94	6.1987	1.810139	1.80 to 1.89	4	67,700,000.00	8.39%	95	5.9680	1.867326
30,000,000 to 39,999,999	3	96,000,000.00	11.90%	83	5.0720	1.876250	1.90 to 1.99	5	71,875,000.00	8.91%	85	5.9003	1.948720
40,000,000 to 47,499,999	1	45,000,000.00	5.58%	108	5.2100	2.840000	2.00 to 2.49	3	67,046,559.59	8.31%	71	5.2398	2.342919
47,500,000 or higher	3	164,000,000.00	20.33%	108	7.0080	2.019756	2.50 to 2.99	4	74,193,238.12	9.20%	100	5.3193	2.734534
Totals	52	806,546,620.83	100.00%	100	6.1652	1.837604	3.00 or more	2	53,500,000.00	6.63%	108	6.3436	3.651121
							Totals	52	806,546,620.83	100.00%	100	6.1652	1.837604
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	16,993,368.80	2.11%	107	6.2047	1.384080	Ohio	2	66,500,000.00	8.25%	108	6.4453	3.191579
Arizona	2	1,366,878.19	0.17%	73	4.8500	1.490000	Oklahoma	1	331,095.47	0.04%	73	4.8500	1.490000
California	5	95,625,910.89	11.86%	99	7.1522	1.419308	Oregon	1	629,630.71	0.08%	73	4.8500	1.490000
Colorado	1	49,977.35	0.01%	73	4.8500	1.490000	Pennsylvania	1	10,000,000.00	1.24%	105	6.1700	1.760000
Connecticut	1	42,900,000.00	5.32%	108	5.9900	1.860000	South Carolina	12	60,278,343.46	7.47%	108	6.5002	1.317277
Florida	6	28,321,276.60	3.51%	108	6.3491	1.042773	South Dakota	1	342,535.49	0.04%	73	4.8500	1.490000
Georgia	2	14,535,714.29	1.80%	108	6.8800	1.390000	Tennessee	6	40,035,199.56	4.96%	104	5.9274	1.471218
Illinois	1	6,080,000.00	0.75%	107	6.1170	1.420000	Texas	4	10,065,418.05	1.25%	101	6.1155	1.731055
Indiana	1	8,000,000.00	0.99%	108	6.0890	1.920000	Utah	1	373,945.16	0.05%	73	4.8500	1.490000
Iowa	3	4,718,316.22	0.59%	101	5.8908	1.432496	Virginia	3	52,062,290.67	6.45%	107	5.3509	2.634260
Kansas	5	2,061,053.48	0.26%	73	4.8500	1.490000	Washington	1	26,400,000.00	3.27%	107	6.5900	1.670000
Kentucky	2	5,583,286.76	0.69%	106	5.7218	1.621993	Wisconsin	1	13,582,050.00	1.68%	103	5.3550	1.730000
Louisiana	3	17,644,660.61	2.19%	102	5.4063	2.603922	Wyoming	6	4,567,750.39	0.57%	73	4.8500	1.490000
Maryland	2	4,573,735.77	0.57%	108	6.5235	1.898638	Totals	114	806,546,620.83	100.00%	100	6.1652	1.837604
Michigan	2	22,407,090.43	2.78%	107	6.6671	1.347729
									Property Type³
Minnesota	2	11,471,079.38	1.42%	103	5.3509	1.728052
Missouri	2	1,300,490.35	0.16%	73	4.8500	1.490000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Montana	2	932,085.46	0.12%	73	4.8500	1.490000		Properties	Balance	Agg. Bal.			DSCR¹
Nebraska	4	2,588,585.20	0.32%	73	4.8500	1.490000	Industrial	11	160,940,000.00	19.95%	97	6.6652	1.468817
Nevada	2	30,074,334.28	3.73%	106	5.7306	1.940068	Lodging	51	150,332,326.58	18.64%	102	6.3451	2.583229
New Jersey	4	98,717,067.64	12.24%	67	5.4645	2.135268	Mixed Use	2	47,600,000.00	5.90%	108	5.3098	2.792479
New Mexico	3	2,411,817.08	0.30%	73	4.8500	1.490000	Multi-Family	2	33,900,000.00	4.20%	93	6.1608	1.875752
New York	6	54,450,112.25	6.75%	97	6.1411	1.575535	Office	6	167,291,377.19	20.74%	88	5.4519	1.840809
North Carolina	10	48,333,311.48	5.99%	108	6.8048	1.614640	Other	1	10,000,000.00	1.24%	108	6.5090	0.470000
North Dakota	1	238,209.30	0.03%	73	4.8500	1.490000	Retail	37	217,827,916.99	27.01%	107	6.3378	1.476453
							Self Storage	4	18,655,000.00	2.31%	109	6.7903	1.426148
							Totals	114	806,546,620.83	100.00%	100	6.1652	1.837604

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.99999 or less	4	65,927,107.74	8.17%	52	3.9219	2.096807	12 months or less	24	487,108,543.92	60.39%	103	6.5595	1.870758
	5.00000 to 5.49999	3	82,647,890.15	10.25%	105	5.2338	2.452580	13 months to 24 months	26	297,010,969.17	36.83%	96	5.6180	1.809476
	5.50000 to 5.99999	12	178,917,817.98	22.18%	92	5.8506	1.797902	25 months or greater	2	22,427,107.74	2.78%	73	4.8500	1.490000
	6.00000 to 6.49999	16	209,205,421.12	25.94%	107	6.2762	1.971269	Totals	52	806,546,620.83	100.00%	100	6.1652	1.837604
	6.50000 to 6.99999	11	148,044,839.92	18.36%	108	6.7703	1.531020
	7.00000 or greater	6	121,803,543.92	15.10%	109	7.5476	1.481399
	Totals	52	806,546,620.83	100.00%	100	6.1652	1.837604
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	82 months or less	6	118,127,107.74	14.65%	55	4.7768	2.019557	Interest Only	32	532,330,000.00	66.00%	97	6.0056	1.965530
83 months to 111 months		46	688,419,513.09	85.35%	107	6.4035	1.806382	356 months or less	20	274,216,620.83	34.00%	104	6.4751	1.589263
112 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	52	806,546,620.83	100.00%	100	6.1652	1.837604
	Totals	52	806,546,620.83	100.00%	100	6.1652	1.837604
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		19	323,800,200.08	40.15%	105	6.4350	1.526021			No outstanding loans in this group
	12 months or less	33	482,746,420.75	59.85%	96	5.9843	2.046597
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	806,546,620.83	100.00%	100	6.1652	1.837604
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30321507	IN	Rialto	CA	Actual/360	7.610%	425,948.61	0.00	0.00	N/A	12/06/32	--	65,000,000.00	65,000,000.00	11/06/23
1A8	30321514				Actual/360	7.610%	19,659.17	0.00	0.00	N/A	12/06/32	--	3,000,000.00	3,000,000.00	11/06/23
2A1	30321515	RT	Various	Various	Actual/360	6.410%	165,591.67	0.00	0.00	N/A	11/06/32	--	30,000,000.00	30,000,000.00	11/06/23
2A2	30321543				Actual/360	6.410%	110,394.44	0.00	0.00	N/A	11/06/32	--	20,000,000.00	20,000,000.00	11/06/23
2A3	30321544				Actual/360	6.410%	85,555.69	0.00	0.00	N/A	11/06/32	--	15,500,000.00	15,500,000.00	11/06/23
3A1	30321516	RT	Various	Various	Actual/360	6.880%	296,222.22	0.00	0.00	N/A	11/06/32	--	50,000,000.00	50,000,000.00	11/06/23
3A3	30321518				Actual/360	6.880%	29,622.22	0.00	0.00	N/A	11/06/32	--	5,000,000.00	5,000,000.00	11/06/23
3A4	30321519				Actual/360	6.880%	29,622.22	0.00	0.00	N/A	11/06/32	--	5,000,000.00	5,000,000.00	11/06/23
4	30321520	LO	Columbus	OH	Actual/360	6.340%	267,512.78	0.00	0.00	N/A	11/06/32	--	49,000,000.00	49,000,000.00	11/06/23
5	30509438	MU	Vienna	VA	Actual/360	5.210%	201,887.50	0.00	0.00	N/A	11/06/32	--	45,000,000.00	45,000,000.00	11/06/23
6A1	30509448	OF	Greenwich	CT	Actual/360	5.990%	154,741.67	0.00	0.00	N/A	11/06/32	--	30,000,000.00	30,000,000.00	11/06/23
6A2	30509450				Actual/360	5.990%	51,580.56	0.00	0.00	N/A	11/06/32	--	10,000,000.00	10,000,000.00	11/06/23
6A3	30509451				Actual/360	5.990%	14,958.36	0.00	0.00	N/A	11/06/32	--	2,900,000.00	2,900,000.00	11/06/23
7A2	30509322	IN	Various	Various	Actual/360	6.117%	105,348.33	0.00	0.00	N/A	10/06/32	--	20,000,000.00	20,000,000.00	11/06/23
7A3	30509323				Actual/360	6.117%	52,674.17	0.00	0.00	N/A	10/06/32	--	10,000,000.00	10,000,000.00	11/06/23
7A4	30509324				Actual/360	6.117%	21,069.67	0.00	0.00	N/A	10/06/32	--	4,000,000.00	4,000,000.00	11/06/23
7A5	30509325				Actual/360	6.117%	10,534.83	0.00	0.00	N/A	10/06/32	--	2,000,000.00	2,000,000.00	11/06/23
7A6	30509326				Actual/360	6.117%	10,534.83	0.00	0.00	N/A	10/06/32	--	2,000,000.00	2,000,000.00	11/06/23
8A-A-1	30508516	OF	Jersey City	NJ	Actual/360	3.192%	98,952.00	0.00	0.00	N/A	03/08/27	--	36,000,000.00	36,000,000.00	11/08/23
9	30321521	OF	Henderson	NV	Actual/360	5.750%	145,694.62	0.00	0.00	N/A	10/01/32	--	29,425,000.00	29,425,000.00	11/01/23
10	30321522	IN	Jersey City	NJ	Actual/360	5.790%	136,611.83	0.00	0.00	N/A	11/06/27	--	27,400,000.00	27,400,000.00	11/06/23
11	30509392	MF	Vancouver	WA	Actual/360	6.590%	149,812.67	0.00	0.00	N/A	10/06/32	--	26,400,000.00	26,400,000.00	11/06/23
12A2	30321523	RT	Chattanooga	TN	30/360	5.850%	73,125.00	0.00	0.00	N/A	06/06/32	--	15,000,000.00	15,000,000.00	11/06/23
12A4	30321524				30/360	5.850%	48,750.00	0.00	0.00	N/A	06/06/32	--	10,000,000.00	10,000,000.00	11/06/23
13	30321525	RT	Various	Various	Actual/360	5.355%	115,096.80	0.00	0.00	N/A	06/01/32	--	24,960,000.00	24,960,000.00	11/01/23
14	30321526	OF	Laguna Hills	CA	Actual/360	5.930%	126,638.44	0.00	0.00	N/A	11/06/29	--	24,800,000.00	24,800,000.00	11/06/23
15A1	30509441	LO	Atlantic City	NJ	Actual/360	7.795%	164,957.57	13,124.72	0.00	N/A	11/06/32	--	24,575,192.36	24,562,067.64	11/06/23
16A2	30321527	LO	Various	Various	Actual/360	4.850%	63,106.29	39,235.33	0.00	N/A	12/06/29	--	15,110,251.74	15,071,016.41	10/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
16A9	30321528				Actual/360	4.850%	30,801.88	19,150.58	0.00	N/A	12/06/29	--	7,375,241.91	7,356,091.33	10/06/23
17A4	30509310	OF	New York	NY	Actual/360	6.030%	72,695.00	0.00	0.00	N/A	09/06/32	--	14,000,000.00	14,000,000.00	11/06/23
17A6	30509312				Actual/360	6.030%	25,962.50	0.00	0.00	N/A	09/06/32	--	5,000,000.00	5,000,000.00	11/06/23
18	30321529	LO	Columbus	OH	Actual/360	6.740%	101,568.06	0.00	0.00	N/A	11/06/32	--	17,500,000.00	17,500,000.00	11/06/23
19	30321530	OF	Farmington Hills	MI	Actual/360	7.210%	94,222.58	9,735.61	0.00	N/A	11/06/32	--	15,176,112.80	15,166,377.19	11/06/23
20	30321531	LO	Metairie	LA	Actual/360	5.080%	55,596.94	21,596.19	0.00	N/A	04/06/32	--	12,709,486.34	12,687,890.15	11/06/23
21	30321532	RT	Webster	NY	Actual/360	7.210%	71,290.16	7,366.10	0.00	N/A	11/01/32	--	11,482,465.19	11,475,099.09	11/01/23
22A2	30321533	IN	Various	Various	Actual/360	5.530%	52,381.39	0.00	0.00	N/A	08/06/32	--	11,000,000.00	11,000,000.00	11/06/23
23	30321534	SS	Brick	NJ	Actual/360	6.920%	64,087.85	0.00	0.00	N/A	12/01/32	--	10,755,000.00	10,755,000.00	11/01/23
24A3	30509207	IN	Wilkes Barre	PA	Actual/360	6.170%	53,130.56	0.00	0.00	N/A	08/06/32	--	10,000,000.00	10,000,000.00	11/06/23
25	30509446	98	Pompano Beach	FL	Actual/360	6.509%	56,049.72	0.00	0.00	N/A	11/06/32	--	10,000,000.00	10,000,000.00	11/06/23
26A2	30321535	RT	Albany	NY	Actual/360	5.750%	29,128.00	7,103.71	0.00	N/A	06/06/32	--	5,882,794.45	5,875,690.74	11/06/23
26A4	30321536				Actual/360	5.750%	19,418.67	4,735.80	0.00	N/A	06/06/32	--	3,921,863.04	3,917,127.24	11/06/23
27	30321537	LO	Wilmington	NC	Actual/360	6.760%	52,459.69	6,623.24	0.00	N/A	10/06/32	--	9,011,971.21	9,005,347.97	11/06/23
28	30509306	LO	McAllen	TX	Actual/360	6.320%	47,198.50	7,230.81	0.00	N/A	09/06/32	--	8,672,651.93	8,665,421.12	11/06/23
29	30321538	RT	Miami	FL	Actual/360	5.990%	44,359.28	0.00	0.00	N/A	10/06/32	--	8,600,000.00	8,600,000.00	11/06/23
30	30321539	RT	Hammond	IN	Actual/360	6.089%	41,946.44	0.00	0.00	N/A	11/06/32	--	8,000,000.00	8,000,000.00	11/06/23
31A3	30321540	MF	New York	NY	Actual/360	4.650%	30,031.25	0.00	0.00	N/A	08/06/27	--	7,500,000.00	7,500,000.00	11/06/23
32	30321541	LO	Vestal	NY	Actual/360	6.930%	38,723.34	4,546.48	0.00	N/A	10/06/32	--	6,489,038.43	6,484,491.95	11/06/23
33	30509315	IN	Springfield	VA	Actual/360	6.360%	35,817.40	0.00	0.00	N/A	09/06/32	--	6,540,000.00	6,540,000.00	11/06/23
34	30509354	RT	Baton Rouge	LA	Actual/360	6.383%	24,733.35	0.00	0.00	N/A	10/06/32	--	4,500,000.00	4,500,000.00	11/06/23
35	30321542	SS	Landover Hills	MD	Actual/360	6.570%	25,175.88	0.00	0.00	N/A	12/01/32	--	4,450,000.00	4,450,000.00	11/01/23
36	30509334	SS	Various	FL	Actual/360	6.670%	19,815.46	0.00	0.00	N/A	10/06/32	--	3,450,000.00	3,450,000.00	11/06/23
37	30509432	MU	Los Angeles	CA	Actual/360	7.038%	15,757.30	0.00	0.00	N/A	11/06/32	--	2,600,000.00	2,600,000.00	11/06/23
Totals							4,278,555.36	140,448.57	0.00				806,687,069.40	806,546,620.83
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	0.00	4,932,224.59	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	0.00	4,932,224.59	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	0.00	4,932,224.59	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	2,235,400.42	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	0.00	2,235,400.42	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	0.00	2,235,400.42	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	12,991,528.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	6,795,567.08	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	0.00	4,878,017.54	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	0.00	4,878,017.54	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	0.00	4,878,017.54	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	5,258,478.58	7,134,266.24	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	5,258,478.58	7,134,266.24	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	5,258,478.58	7,134,266.24	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	5,258,478.58	7,134,266.24	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A6	5,258,478.58	7,134,266.24	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-A-1	14,460,413.96	15,647,004.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	3,202,967.24	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	2,991,212.69	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	2,415,552.73	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	2,840,619.65	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15A1	0.00	10,953,869.27	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2	18,533,718.86	35,949,449.80	--	--	--	0.00	0.00	102,309.10	102,309.10	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16A9	18,533,718.86	35,949,449.80	--	--	--	0.00	0.00	49,936.58	49,936.58	0.00	0.00
17A4	0.00	7,430,443.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17A6	0.00	7,430,443.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	2,328,720.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	1,663,344.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	1,485,226.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	956,400.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24A3	0.00	6,597,378.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	180,446.11	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	2,061,525.87	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	1,360,411.79	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	737,458.81	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	963,925.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	2,256.37	0.00
31A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	4,819.92	0.00
33	0.00	559,497.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	921,324.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	571,898.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	325,377.59	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	366,778.11	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	77,820,244.58	237,486,081.94				0.00	0.00	152,245.68	152,245.68	7,076.29	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165241%	6.148891%	100
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165170%	6.148819%	101
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165111%	6.148760%	102
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165040%	6.148689%	103
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.164970%	6.148618%	104
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.164911%	6.148560%	105
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.164841%	6.148489%	106
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.164783%	6.148431%	107
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.164713%	6.148361%	108
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.164680%	6.148326%	109
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.164610%	6.148256%	110
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
16A2	30321527	10/06/23	0	A	102,309.10	102,309.10	0.00		15,110,251.76
16A9	30321528	10/06/23	0	A	49,936.58	49,936.58	0.00		7,375,241.91
Totals					152,245.68	152,245.68	0.00		22,485,493.67
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		70,900,000	70,900,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		735,646,621	735,646,621	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	806,546,621	806,546,621	0	0	0	0
Oct-23	806,687,069	806,687,069	0	0	0	0
Sep-23	806,848,242	806,848,242	0	0	0	0
Aug-23	806,987,188	806,987,188	0	0	0	0
Jul-23	807,125,448	807,125,448	0	0	0	0
Jun-23	807,284,514	807,284,514	0	0	0	0
May-23	807,421,293	807,421,293	0	0	0	0
Apr-23	807,578,933	807,578,933	0	0	0	0
Mar-23	807,714,246	807,714,246	0	0	0	0
Feb-23	807,913,660	807,913,660	0	0	0	0
Jan-23	808,047,277	808,047,277	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27